DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Schedule of the fair value of the Group's derivative instruments designated as hedges

		December 31,
	Statement of financial position location
		2010	2009
Asset derivatives
Interest rate swaps	Other non-current assets	$3,322	$3,391

Total		$3,322	$3,391

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(31,315)	$(32,636)
Cross-currency interest rate swaps	Other payables	(3,469)	(9,211)
Cross-currency interest rate swaps	Other long-term liabilities	—	(17,348)

Total		$(34,784)	$(59,195)

Schedule of the effect of the Group's derivative instruments designated as hedges on the consolidated statements of operations

		Year ended December 31,
	Location of loss recognized	2010	2009	2008
Interest rate swaps	Interest expense	$(32,726)	$(8,392)	$(2,002)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(37,820)	(24,299)	—

Total		$(70,546)	$(32,691)	$(2,002)

Effect of derivative instruments designated as hedges in accumulated other comprehensive income

	2010	2009	2008
Accumulated derivatives loss, beginning of the year	$(40,293)	$(16,714)	$(355)
Fair value adjustments on hedging derivatives	(39,757)	(28,764)	(18,361)
Amounts reclassified into earnings during the period	65,185	5,185	2,002

Accumulated derivatives loss, end of the year	$(14,865)	$(40,293)	$(16,714)

Schedule of the fair value of the Group's derivative instruments not designated as hedges

		December 31,
	Statement of financial position location	2010	2009
Asset derivatives:
Foreign currency options	Other non-current assets	$247	$—

Total		$247	$—

Liability derivatives:
Foreign currency options	Other payables	$(92)	$(2,654)
Buy-out put option	Other payables	(11,636)	—
Foreign currency options	Other long-term liabilities	(2,520)	(1,627)

Total		$(14,248)	$(4,281)

Schedule of the effect of the Group's derivative instruments not designated as hedges on the consolidated statements of operations

		Year ended December 31,
	Location of gain/(loss) recognized	2010	2009	2008
Foreign currency options	Currency exchange and transaction gain/(loss)	$1,916	$(4,280)	—
Purchased call option	Change in fair value of derivatives	—	(5,420)	$(13,614)
Currency forward	Currency exchange and transaction gain	—	12,788	10,165
Written call and put option	Change in fair value of derivatives	—	—	(27,940)

Total		$1,916	$3,088	$(31,389)

Schedule of the group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis

The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis as of December 31, 2010:

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2010
Assets:
Interest rate swap agreements	—	$3,322	—	$3,322
Currency option agreements	—	247	—	247
Liabilities:
Interest rate swap agreements	—	$(31,315)	—	$(31,315)
Buy-out put option	—	(11,636)	—	(11,636)
Cross-currency interest rate swap agreements	—	(3,469)	—	(3,469)
Currency option agreements	—	(2,612)	—	(2,612)

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis as of December 31, 2009:

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2009
Assets:
Interest rate swap agreements	—	$3,391	—	$3,391
Liabilities:
Interest rate swap agreements	—	$(32,636)	—	$(32,636)
Cross-currency interest rate swap agreements	—	(26,559)	—	(26,559)
Currency option agreements	—	(4,281)	—	(4,281)